Schedule of Investments (unaudited)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.3%
Hub Group, Inc., Class A	521,549	$ 22,838,631
Automobile Components — 1.8%
Adient PLC(a)	675,158	12,409,404
Dana, Inc.	477,898	13,003,605
Dauch Corp.(a)	2,042,468	11,070,177
Fox Factory Holding Corp.(a)(b)	359,212	6,086,847
Gentherm, Inc.(a)	148,145	5,053,226
LCI Industries	209,083	22,137,708
Patrick Industries, Inc.	155,766	13,984,671
Phinia, Inc.	318,721	26,253,049
Standard Motor Products, Inc.	182,106	7,096,671
Versigent PLC(a)	610,345	25,640,593
		142,735,951
Automobiles — 0.1%
Winnebago Industries, Inc.	242,419	7,573,170
Banks — 12.3%
Ameris Bancorp	233,150	21,044,119
Atlantic Union Bankshares Corp.	1,230,907	52,079,675
Banc of California, Inc.	1,176,716	24,040,308
BancFirst Corp.	66,072	7,342,581
Bank of Hawaii Corp.	340,771	27,769,429
BankUnited, Inc.	331,314	16,052,163
Banner Corp.	292,151	19,410,513
Beacon Financial Corp.	720,882	21,950,857
Capitol Federal Financial, Inc.	1,001,325	8,521,276
Cathay General Bancorp	576,552	35,740,459
Central Pacific Financial Corp.	224,489	8,575,480
City Holding Co.	37,483	4,971,745
Community Financial System, Inc.	221,486	14,866,140
Customers Bancorp, Inc.(a)	137,984	10,914,534
CVB Financial Corp.	1,441,766	32,511,823
Dime Commercial Bancshares, Inc.	353,232	14,358,881
Eagle Bancorp, Inc.(b)	240,518	6,828,306
Eastern Bankshares, Inc.	705,022	15,679,689
FB Financial Corp.	193,617	10,716,701
First BanCorp/Puerto Rico	554,921	14,466,791
First Bancorp/Southern Pines NC	199,501	12,754,099
First Commonwealth Financial Corp.	871,189	17,711,272
First Financial Bancorp	893,445	30,225,244
First Hawaiian, Inc.	1,047,282	30,685,363
First Interstate BancSystem, Inc., Class A	727,597	28,056,140
Fulton Financial Corp.	1,627,460	39,368,257
Hanmi Financial Corp.	254,041	8,230,928
Heritage Financial Corp.	354,515	10,500,734
Hilltop Holdings, Inc.	352,767	13,680,304
Hope Bancorp, Inc.	1,099,513	15,041,338
Independent Bank Corp.	236,920	19,834,942
Lakeland Financial Corp.	111,425	6,877,151
National Bank Holdings Corp., Class A	385,237	17,116,080
NBT Bancorp, Inc.	447,326	22,084,485
Nicolet Bankshares, Inc.	80,717	13,349,785
Northwest Bancshares, Inc.	1,258,421	19,077,662
OFG Bancorp	203,533	9,987,364
Park National Corp.	70,645	12,927,329
Provident Financial Services, Inc.	1,120,800	26,495,712
Renasant Corp.	793,610	33,760,169
S&T Bancorp, Inc.	309,430	15,186,824
Seacoast Banking Corp. of Florida	438,614	14,583,916
ServisFirst Bancshares, Inc.	216,489	18,780,421
Simmons First National Corp., Class A	1,247,661	28,259,522
Security	Shares	Value
Banks (continued)
Southside Bancshares, Inc.	240,093	$ 8,448,873
Stellar Bancorp, Inc.	220,407	8,666,403
Tompkins Financial Corp.	108,841	10,287,651
Triumph Financial, Inc.(a)	194,722	14,859,236
TrustCo Bank Corp.	85,245	4,680,803
Trustmark Corp.	257,069	11,827,745
United Community Banks, Inc.	1,029,400	36,121,646
WaFd, Inc.	635,493	24,383,867
WesBanco, Inc.	222,993	8,703,417
Westamerica BanCorp	115,148	6,755,733
WSFS Financial Corp.	210,381	16,142,534
		983,294,419
Beverages — 0.0%
National Beverage Corp.(a)	101,357	3,162,338
Biotechnology — 0.4%
Arcus Biosciences, Inc.(a)	275,703	8,499,923
Sarepta Therapeutics, Inc.(a)(b)	354,525	6,370,814
Vir Biotechnology, Inc.(a)(b)	620,904	6,327,012
Xencor, Inc.(a)(b)	637,238	10,259,532
		31,457,281
Broadline Retail — 0.2%
Kohl’s Corp.	966,462	17,125,707
Building Products — 1.3%
Apogee Enterprises, Inc.	182,276	8,337,304
CSW Industrials, Inc.	59,464	16,548,831
Gibraltar Industries, Inc.(a)	255,266	11,512,497
Griffon Corp.	136,013	13,265,348
Hayward Holdings, Inc.(a)(b)	893,684	15,469,670
Masterbrand, Inc.(a)(b)	1,800,797	18,530,201
Quanex Building Products Corp.	389,738	7,256,922
Resideo Technologies, Inc.(a)(b)	526,901	16,386,621
		107,307,394
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	280,771	9,695,023
BGC Group, Inc., Class A	1,302,290	13,921,480
Cohen & Steers, Inc.	129,704	9,875,662
Donnelley Financial Solutions, Inc.(a)	119,080	4,995,406
Lazard, Inc.	121,789	5,107,831
MarketAxess Holdings, Inc.	140,605	15,957,261
Moelis & Co., Class A	275,112	17,997,827
Piper Sandler Cos.	267,630	19,360,354
Victory Capital Holdings, Inc., Class A	139,398	11,717,796
Virtus Investment Partners, Inc.	53,898	7,734,363
		116,363,003
Chemicals — 4.2%
Balchem Corp.	113,417	19,161,802
Celanese Corp., Class A	944,059	43,426,714
Chemours Co. (The)	1,294,634	26,565,890
Eastman Chemical Co.	984,385	65,934,107
Element Solutions, Inc.	985,662	47,065,360
FMC Corp.	1,076,676	12,381,774
Hawkins, Inc.(b)	59,186	8,410,331
HB Fuller Co.	469,084	27,342,906
Ingevity Corp.(a)	128,543	9,598,306
Innospec, Inc.	212,067	17,260,133
Koppers Holdings, Inc.	164,905	7,404,235
Minerals Technologies, Inc.	266,971	19,747,845
Quaker Chemical Corp.	118,117	18,765,248
Stepan Co.	185,561	10,339,459
		333,404,110

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	503,934	$ 22,294,040
CoreCivic, Inc.(a)	851,349	25,863,983
Deluxe Corp.	393,670	9,400,840
GEO Group, Inc. (The)(a)	1,129,133	33,365,880
HNI Corp.	601,217	24,295,179
Interface, Inc., Class A	219,147	7,854,228
Millerknoll, Inc.	588,568	12,042,101
Pitney Bowes, Inc.	568,003	9,951,413
UniFirst Corp.	73,822	19,522,966
Vestis Corp.(a)	966,833	14,038,415
		178,629,045
Communications Equipment — 0.5%
Extreme Networks, Inc.(a)	394,113	12,757,438
Harmonic, Inc.(a)	934,174	15,255,061
NetScout Systems, Inc.(a)	274,738	11,964,840
		39,977,339
Construction & Engineering — 0.5%
Arcosa, Inc.	152,168	22,108,489
WillScot Holdings Corp., Class A	747,969	21,586,385
		43,694,874
Construction Materials — 0.0%
United States Lime & Minerals, Inc.	26,613	2,785,583
Consumer Finance — 1.2%
Bread Financial Holdings, Inc.	347,531	37,654,984
Credit Acceptance Corp.(a)(b)	27,233	17,340,340
Encore Capital Group, Inc.(a)(b)	184,594	17,220,774
Navient Corp.	562,048	4,783,029
PROG Holdings, Inc.	344,966	16,078,865
World Acceptance Corp.(a)(b)	7,720	1,727,968
		94,805,960
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	290,469	19,868,079
Grocery Outlet Holding Corp.(a)(b)	851,618	8,499,148
United Natural Foods, Inc.(a)	523,028	23,886,689
		52,253,916
Containers & Packaging — 0.2%
O-I Glass, Inc.(a)(b)	1,319,958	12,711,196
Distributors — 1.5%
LKQ Corp.	2,193,394	57,752,064
Pool Corp.	276,076	59,328,732
		117,080,796
Diversified Consumer Services — 1.3%
ADT, Inc.	3,257,090	21,171,085
Bright Horizons Family Solutions, Inc.(a)	153,876	10,906,731
Matthews International Corp., Class A	267,481	7,200,588
Perdoceo Education Corp.	177,179	5,669,728
Strategic Education, Inc.	192,589	14,756,169
Stride, Inc.(a)(b)	360,709	31,107,544
Universal Technical Institute, Inc.(a)(b)	239,541	10,245,169
		101,057,014
Diversified REITs — 0.9%
American Assets Trust, Inc.	407,135	10,052,163
Broadstone Net Lease, Inc.	1,221,715	25,252,849
Essential Properties Realty Trust, Inc.	614,396	18,339,721
Global Net Lease, Inc.	1,640,971	14,670,281
		68,315,014
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	189,041	2,623,889
Security	Shares	Value
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	355,024	$ 19,473,067
Lumen Technologies, Inc.(a)(b)	4,488,149	34,468,984
		56,565,940
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc.(a)(b)	1,486,321	20,109,923
MGE Energy, Inc.	162,507	13,250,821
Otter Tail Corp.	198,808	17,888,744
		51,249,488
Electronic Equipment, Instruments & Components — 3.4%
Benchmark Electronics, Inc.	308,870	30,476,203
CTS Corp.	137,543	8,966,428
ePlus, Inc.	83,840	6,978,003
Insight Enterprises, Inc.(a)(b)	260,028	31,671,410
Itron, Inc.(a)	137,384	11,887,838
Knowles Corp.(a)(b)	316,783	13,140,159
Napco Security Technologies, Inc.	105,056	3,990,027
PC Connection, Inc.	97,259	7,098,934
Plexus Corp.(a)(b)	128,989	38,783,123
Ralliant Corp.	462,542	34,056,967
Rogers Corp.(a)	142,912	23,398,982
ScanSource, Inc.(a)	160,486	8,359,716
Vishay Intertechnology, Inc.	1,067,542	57,412,409
		276,220,199
Energy Equipment & Services — 2.1%
Atlas Energy Solutions, Inc.	666,446	11,069,668
Bristow Group, Inc.	221,320	9,144,942
Cactus, Inc., Class A	220,987	11,321,164
Core Laboratories, Inc.(b)	399,505	4,654,233
Helix Energy Solutions Group, Inc.(a)	1,178,184	10,297,328
Helmerich & Payne, Inc.	438,811	14,366,672
Innovex International, Inc.(a)	193,557	4,800,214
Liberty Energy, Inc., Class A	1,404,892	36,794,122
Noble Corp. PLC	510,027	19,024,007
Oceaneering International, Inc.(a)(b)	352,116	14,267,740
Patterson-UTI Energy, Inc.	2,974,047	27,301,752
RPC, Inc.	771,469	4,497,664
		167,539,506
Entertainment — 0.1%
Cinemark Holdings, Inc.	345,287	10,955,956
Financial Services — 2.1%
Enact Holdings, Inc.	108,891	4,977,407
HA Sustainable Infrastructure Capital, Inc.	627,157	24,490,481
Jackson Financial, Inc., Class A	470,777	48,202,857
Merchants Bancorp	253,129	12,656,450
NCR Atleos Corp.(a)(b)	241,129	10,467,410
Payoneer Global, Inc.(a)	791,371	5,634,561
Radian Group, Inc.	572,422	21,563,137
Remitly Global, Inc.(a)	191,378	4,288,781
Walker & Dunlop, Inc.	295,587	16,168,609
Western Union Co. (The)	2,687,180	20,691,286
		169,140,979
Food Products — 2.5%
Campbell’s Co. (The)(b)	1,694,021	37,725,848
Conagra Brands, Inc.	4,016,381	54,060,488
Del Monte Corp.	281,770	7,864,201
Flowers Foods, Inc.	1,824,108	14,410,453
Freshpet, Inc.(a)(b)	157,014	9,282,668
J & J Snack Foods Corp.	128,963	9,472,332
John B Sanfilippo & Son, Inc.	77,878	6,696,729

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Lamb Weston Holdings, Inc.	1,188,621	$ 51,324,655
Simply Good Foods Co. (The)(a)	721,496	9,581,467
		200,418,841
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	82,676	10,126,157
MDU Resources Group, Inc.	1,799,302	38,163,195
Northwest Natural Holding Co.	170,290	8,354,427
		56,643,779
Ground Transportation — 1.5%
ArcBest Corp.	191,673	27,512,742
Heartland Express, Inc.	396,233	6,030,666
Hertz Global Holdings, Inc.(a)(b)	340,550	771,346
Marten Transport Ltd.	497,460	8,630,931
RXO, Inc.(a)(b)	1,419,774	39,171,565
Schneider National, Inc., Class B	428,186	15,641,635
Werner Enterprises, Inc.	516,136	22,508,691
		120,267,576
Health Care Equipment & Supplies — 2.7%
Avanos Medical, Inc.(a)	402,614	10,017,036
CONMED Corp.	258,717	8,467,808
Enovis Corp.(a)	495,356	10,253,869
Glaukos Corp.(a)	156,756	21,908,219
ICU Medical, Inc.(a)	111,874	16,400,729
Integer Holdings Corp.(a)(b)	292,324	27,317,678
Integra LifeSciences Holdings Corp.(a)	575,580	10,337,417
Merit Medical Systems, Inc.(a)	190,048	13,177,928
Neogen Corp.(a)	1,874,108	16,848,231
Omnicell, Inc.(a)(b)	391,166	16,241,212
QuidelOrtho Corp.(a)	584,837	10,243,420
STAAR Surgical Co.(a)(b)	205,770	5,903,541
Tandem Diabetes Care, Inc.(a)(b)	258,289	3,897,581
Teleflex, Inc.	381,107	48,309,123
		219,323,792
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.(a)(b)	791,785	23,381,411
AdaptHealth Corp.(a)(b)	926,707	9,656,287
Addus HomeCare Corp.(a)(b)	53,048	5,329,733
AMN Healthcare Services, Inc.(a)(b)	335,596	10,863,242
Astrana Health, Inc.(a)(b)	365,485	16,962,159
Concentra Group Holdings Parent, Inc.	512,316	15,241,401
CorVel Corp.(a)	102,093	6,382,854
LifeStance Health Group, Inc.(a)	868,530	9,301,956
Molina Healthcare, Inc.(a)(b)	448,496	102,571,035
NeoGenomics, Inc.(a)(b)	471,844	6,884,204
RadNet, Inc.(a)(b)	218,840	13,495,863
Select Medical Holdings Corp.	950,326	15,689,882
U.S. Physical Therapy, Inc.	69,904	4,801,007
		240,561,034
Health Care REITs — 0.5%
LTC Properties, Inc.	175,346	6,742,054
Medical Properties Trust, Inc.	4,222,528	19,508,079
National Health Investors, Inc.	166,906	12,728,252
		38,978,385
Health Care Technology — 0.1%
Certara, Inc.(a)	492,747	3,227,493
HealthStream, Inc.	99,253	2,704,644
		5,932,137
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	1,890,051	31,771,757
Security	Shares	Value
Hotel & Resort REITs (continued)
DiamondRock Hospitality Co.	897,430	$ 10,930,697
Pebblebrook Hotel Trust	975,060	18,925,915
Sunstone Hotel Investors, Inc.	1,603,899	18,364,644
Xenia Hotels & Resorts, Inc.	427,863	8,711,291
		88,704,304
Hotels, Restaurants & Leisure — 2.4%
BJ’s Restaurants, Inc.(a)	100,185	6,084,736
Caesars Entertainment, Inc.(a)	1,753,386	52,917,189
Cheesecake Factory, Inc. (The)	184,977	14,713,071
Cracker Barrel Old Country Store, Inc.	192,196	10,244,047
Life Time Group Holdings, Inc.(a)	370,291	15,122,684
Marriott Vacations Worldwide Corp.	236,536	24,098,288
Papa John’s International, Inc.(b)	150,862	5,547,196
Penn Entertainment, Inc.(a)	1,092,529	23,336,419
Pursuit Attractions & Hospitality, Inc.(a)	178,467	9,988,798
Sabre Corp.(a)	3,385,775	7,076,270
Six Flags Entertainment Corp.(a)(b)	483,537	10,299,338
United Parks & Resorts, Inc.(a)(b)	96,002	4,583,135
Wendy’s Co. (The)(b)	1,359,920	11,273,737
		195,284,908
Household Durables — 3.1%
Century Communities, Inc.	215,500	15,442,730
Champion Homes, Inc.(a)	257,102	22,655,828
Dream Finders Homes, Inc., Class A(a)(b)	240,274	4,147,129
Green Brick Partners, Inc.(a)	111,557	8,929,022
La-Z-Boy, Inc.	352,361	14,136,723
Leggett & Platt, Inc.	1,174,714	13,755,901
LGI Homes, Inc.(a)(b)	175,967	11,205,579
M/I Homes, Inc.(a)	220,303	35,422,519
Meritage Homes Corp.	574,217	48,148,096
Mohawk Industries, Inc.(a)(b)	440,768	53,478,382
Newell Brands, Inc.	3,658,171	22,461,170
		249,783,079
Household Products — 0.6%
Central Garden & Pet Co.(a)	69,592	3,085,709
Central Garden & Pet Co., Class A, NVS(a)	441,838	17,130,059
Energizer Holdings, Inc.	524,613	11,247,703
Reynolds Consumer Products, Inc.	258,226	6,933,368
WD-40 Co.	47,486	11,569,489
		49,966,328
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.	247,743	15,355,111
LXP Industrial Trust	238,572	12,854,259
Terreno Realty Corp.	274,581	17,784,612
		45,993,982
Insurance — 2.0%
AMERISAFE, Inc.	87,474	2,959,246
Assured Guaranty Ltd.	171,943	13,782,951
Employers Holdings, Inc.	156,904	7,920,514
Genworth Financial, Inc., Class A(a)	3,294,171	31,195,799
Goosehead Insurance, Inc., Class A(a)	65,651	3,184,074
Horace Mann Educators Corp.	166,708	8,610,468
Kemper Corp.	506,361	13,651,493
Lincoln National Corp.	1,464,881	51,783,543
Safety Insurance Group, Inc.	62,305	4,664,152
Stewart Information Services Corp.	261,967	17,295,061
Trupanion, Inc.(a)(b)	100,208	2,482,152
United Fire Group, Inc.	97,155	5,094,808
		162,624,261

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 1.7%
Cargurus, Inc., Class A(a)(b)	326,781	$ 11,139,964
Match Group, Inc.	2,008,079	76,407,406
People, Inc.(a)	537,375	24,805,230
QuinStreet, Inc.(a)	175,087	2,565,025
Yelp, Inc.(a)	190,162	4,662,772
Ziff Davis, Inc.(a)(b)	317,146	16,608,936
ZoomInfo Technologies, Inc., Class A(a)(b)	944,041	2,766,040
		138,955,373
IT Services — 0.7%
DXC Technology Co.(a)(b)	1,407,613	12,457,375
EPAM Systems, Inc.(a)(b)	449,763	35,688,694
Everforth, Inc.(a)(b)	351,251	6,276,855
		54,422,924
Leisure Products — 0.2%
Callaway Golf Co.(a)	422,083	7,930,940
Peloton Interactive, Inc., Class A(a)(b)	1,548,685	9,152,728
		17,083,668
Life Sciences Tools & Services — 0.3%
Azenta, Inc.(a)	141,501	3,611,106
BioLife Solutions, Inc.(a)(b)	169,259	4,779,874
Fortrea Holdings, Inc.(a)	814,518	14,172,613
		22,563,593
Machinery — 2.7%
Alamo Group, Inc.	93,241	15,337,212
Albany International Corp., Class A	244,514	18,216,293
Astec Industries, Inc.	103,269	6,319,030
Atmus Filtration Technologies, Inc.	217,938	11,112,659
Enerpac Tool Group Corp., Class A	178,686	6,407,680
Franklin Electric Co., Inc.	147,216	15,780,083
Gates Industrial Corp. PLC(a)	1,005,397	28,120,954
Greenbrier Cos., Inc. (The)	266,394	13,055,970
Kadant, Inc.	49,815	15,653,367
Kennametal, Inc.	656,118	22,996,936
Lindsay Corp.	89,455	11,074,529
Mueller Water Products, Inc., Class A	471,542	12,179,930
Tennant Co.	83,295	7,291,644
Trinity Industries, Inc.	684,489	23,669,630
Worthington Enterprises, Inc.	143,795	7,730,419
		214,946,336
Marine Transportation — 0.6%
Matson, Inc.	260,524	50,080,529
Media — 0.9%
DoubleVerify Holdings, Inc.(a)	452,613	4,906,325
John Wiley & Sons, Inc., Class A	337,146	16,354,952
Scholastic Corp.	140,172	6,447,912
Versant Media Group, Inc.	1,214,870	43,747,469
		71,456,658
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.(a)	91,959	15,167,717
Century Aluminum Co.(a)	188,956	8,693,866
Kaiser Aluminum Corp.	139,383	27,267,496
Materion Corp.	80,587	23,965,768
Metallus, Inc.(a)	310,266	5,798,871
Warrior Met Coal, Inc.	259,121	21,030,260
Worthington Steel, Inc.	279,727	9,393,233
		111,317,211
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Arbor Realty Trust, Inc.	1,654,452	8,967,130
Blackstone Mortgage Trust, Inc., Class A	1,345,371	22,804,039
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Franklin BSP Realty Trust, Inc.	667,022	$ 5,429,559
Redwood Trust, Inc.	1,081,257	5,125,158
Rithm Capital Corp.	4,806,330	45,131,439
Two Harbors Investment Corp.	903,947	11,217,982
		98,675,307
Multi-Utilities — 0.3%
Avista Corp.	377,101	15,427,202
Unitil Corp.	154,437	8,137,285
		23,564,487
Office REITs — 1.1%
Douglas Emmett, Inc.	1,440,499	16,997,888
Easterly Government Properties, Inc.	381,232	9,504,114
Highwoods Properties, Inc.	949,355	28,632,547
JBG SMITH Properties	199,377	2,924,861
SL Green Realty Corp.	612,307	31,699,133
		89,758,543
Oil, Gas & Consumable Fuels — 3.9%
California Resources Corp.	672,696	35,565,438
Comstock Resources, Inc.(a)(b)	287,965	4,296,438
Core Natural Resources, Inc.(b)	433,958	34,725,319
Crescent Energy Co., Class A	2,104,040	20,661,673
CVR Energy, Inc.	135,565	3,733,460
Dorian LPG Ltd.	316,369	11,003,314
Gulfport Energy Corp.(a)	78,810	13,374,057
Kinetik Holdings, Inc., Class A	233,895	11,306,484
Magnolia Oil & Gas Corp., Class A	1,592,177	40,727,888
Northern Oil & Gas, Inc.	900,176	16,338,194
Par Pacific Holdings, Inc.(a)	224,511	12,590,577
Peabody Energy Corp.	1,048,611	24,243,886
REX American Resources Corp.(a)	76,117	3,436,683
SM Energy Co.	1,960,724	51,174,896
Talos Energy, Inc.(a)	1,063,575	13,730,753
World Kinect Corp.	442,170	14,565,080
		311,474,140
Paper & Forest Products — 0.1%
Sylvamo Corp.	287,238	10,857,596
Passenger Airlines — 0.6%
Allegiant Travel Co.(a)(b)	194,477	22,870,495
JetBlue Airways Corp.(a)(b)	2,562,473	14,682,971
SkyWest, Inc.(a)	129,764	12,889,458
		50,442,924
Personal Care Products — 0.3%
Coty, Inc., Class A(a)(b)	3,204,896	6,922,575
Edgewell Personal Care Co.	396,476	10,649,345
Interparfums, Inc.	67,288	7,526,836
		25,098,756
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals, Inc., Class A(a)	593,327	10,270,490
Amphastar Pharmaceuticals, Inc.(a)	141,236	2,850,142
Innoviva, Inc.(a)	245,755	5,581,096
Organon & Co.	2,260,749	30,610,541
Perrigo Co. PLC	1,191,135	12,375,893
Prestige Consumer Healthcare, Inc.(a)(b)	407,851	19,279,117
Supernus Pharmaceuticals, Inc.(a)	155,599	7,236,910
		88,204,189
Professional Services — 2.1%
Amentum Holdings, Inc.(a)	1,325,120	27,390,230
Concentrix Corp.	372,179	8,338,671
First Advantage Corp.(a)	364,790	6,584,460

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Insperity, Inc.	312,213	$ 12,897,519
Korn Ferry	446,696	29,741,020
Legalzoom.com, Inc.(a)	206,511	1,265,912
ManpowerGroup, Inc.	400,431	13,522,555
Paycom Software, Inc.	357,246	44,898,677
Robert Half, Inc.	865,537	26,571,986
		171,211,030
Real Estate Management & Development — 0.5%
AGNT, Inc.	811,766	4,391,654
Cushman & Wakefield Ltd.(a)(b)	1,993,230	26,689,349
Marcus & Millichap, Inc.	200,610	6,253,014
		37,334,017
Residential REITs — 0.1%
Centerspace	75,310	4,231,669
NexPoint Residential Trust, Inc.	102,991	2,875,509
		7,107,178
Retail REITs — 1.6%
Acadia Realty Trust	1,149,484	24,035,711
Getty Realty Corp.	240,351	8,018,109
InvenTrust Properties Corp.	324,268	11,479,087
Macerich Co. (The)	1,170,231	29,478,119
NETSTREIT Corp.	216,571	4,576,145
Phillips Edison & Co., Inc.	455,621	18,962,946
Saul Centers, Inc.	48,337	1,807,320
Tanger, Inc.	335,927	13,259,039
Urban Edge Properties	564,237	12,909,743
Whitestone REIT	194,215	3,682,316
		128,208,535
Semiconductors & Semiconductor Equipment — 6.1%
Alpha & Omega Semiconductor Ltd.(a)	213,473	10,103,677
Axcelis Technologies, Inc.(a)(b)	95,261	18,047,197
Cohu, Inc.(a)(b)	406,139	30,017,734
Diodes, Inc.(a)	395,531	43,286,913
Enphase Energy, Inc.(a)(b)	1,134,602	55,867,803
Ichor Holdings Ltd.(a)	299,168	33,590,583
Kulicke & Soffa Industries, Inc.	450,515	60,260,886
MaxLinear, Inc.(a)	413,041	52,881,639
Penguin Solutions, Inc.(a)(b)	202,790	15,414,068
Photronics, Inc.(a)(b)	507,697	16,515,383
Power Integrations, Inc.	479,687	40,178,583
Qorvo, Inc.(a)	255,131	23,796,068
SolarEdge Technologies, Inc.(a)(b)	214,700	12,547,068
Ultra Clean Holdings, Inc.(a)	385,912	55,027,192
Veeco Instruments, Inc.(a)(b)	257,483	19,517,211
		487,052,005
Software — 1.7%
A10 Networks, Inc.	209,601	7,830,693
ACI Worldwide, Inc.(a)(b)	297,608	14,966,706
Alarm.com Holdings, Inc.(a)	178,669	8,347,416
Blackbaud, Inc.(a)(b)	152,979	4,531,238
Box, Inc., Class A(a)	416,938	11,065,534
Cleanspark, Inc.(a)(b)	927,954	13,501,731
MARA Holdings, Inc.(a)(b)	1,477,144	20,517,530
N-able, Inc.(a)(b)	321,825	1,181,098
NCR Voyix Corp.(a)(b)	1,194,325	9,757,635
Progress Software Corp.(a)	116,683	3,918,215
Q2 Holdings, Inc.(a)(b)	199,068	9,575,171
RingCentral, Inc., Class A	261,071	10,176,548
Security	Shares	Value
Software (continued)
SPS Commerce, Inc.(a)(b)	125,910	$ 7,198,275
Teradata Corp.(a)(b)	348,248	12,066,793
		134,634,583
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	500,835	12,295,499
Millrose Properties, Inc., Class A	544,430	16,360,121
Outfront Media, Inc.	422,039	13,825,998
Safehold, Inc.	392,325	6,159,503
		48,641,121
Specialty Retail — 4.3%
Academy Sports & Outdoors, Inc.	555,361	26,174,164
Advance Auto Parts, Inc.	519,374	32,315,450
American Eagle Outfitters, Inc.	778,054	13,382,529
Asbury Automotive Group, Inc.(a)	160,291	32,231,314
Buckle, Inc. (The)	104,504	4,410,069
CarMax, Inc.(a)	1,221,631	64,612,063
Group 1 Automotive, Inc.	101,328	29,503,674
MarineMax, Inc.(a)(b)	167,268	6,125,354
Sally Beauty Holdings, Inc.(a)(b)	821,332	11,613,634
Signet Jewelers Ltd.	344,948	29,734,518
Sonic Automotive, Inc., Class A	112,716	9,557,190
Upbound Group, Inc.	450,772	9,565,382
Victoria’s Secret & Co.(a)(b)	683,745	57,079,032
Warby Parker, Inc., Class A(a)	328,796	9,975,671
Winmark Corp.	11,036	4,669,111
		340,949,155
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.(a)	404,860	3,914,996
Diebold Nixdorf, Inc.(a)(b)	107,099	9,105,557
		13,020,553
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	317,287	13,059,533
G-III Apparel Group Ltd.	319,406	10,767,176
Kontoor Brands, Inc.	201,394	16,784,176
Steven Madden Ltd.	276,842	11,655,048
Under Armour, Inc., Class A(a)(b)	1,623,834	10,376,299
Under Armour, Inc., Class C, NVS(a)(b)	1,022,753	6,361,524
Wolverine World Wide, Inc.	705,914	11,668,759
		80,672,515
Tobacco — 0.1%
Universal Corp.	214,511	11,191,039
Trading Companies & Distributors — 1.0%
Boise Cascade Co.	302,961	23,518,863
DNOW, Inc.(a)	1,571,627	20,384,002
Rush Enterprises, Inc., Class A	525,116	38,325,591
		82,228,456
Water Utilities — 0.6%
American States Water Co.	118,112	9,759,595
California Water Service Group	267,982	13,037,324
H2O America(b)	338,610	20,577,330
Middlesex Water Co.	73,227	4,112,428
		47,486,677
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	396,570	5,980,275
Telephone & Data Systems, Inc.	832,776	30,821,040
		36,801,315
Total Long-Term Investments — 98.4% (Cost: $7,051,642,346)		7,888,167,628

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	389,241,706	$ 389,358,479
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	130,687,155	130,687,155
Total Short-Term Securities — 6.5% (Cost: $519,936,155)		520,045,634
Total Investments — 104.9% (Cost: $7,571,578,501)		8,408,213,262
Liabilities in Excess of Other Assets — (4.9)%		(390,380,213)
Net Assets — 100.0%		$ 8,017,833,049

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 227,560,317	$ 161,771,242 (a)	$ —	$ (2,631)	$ 29,551	$ 389,358,479	389,241,706	$ 312,508 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	92,776,588	37,910,567 (a)	—	—	—	130,687,155	130,687,155	661,237	—
				$ (2,631)	$ 29,551	$ 520,045,634		$ 973,745	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	224	09/18/26	$ 34,111	$ 738,976

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Conagra Brands, Inc.	JPMorgan Chase Bank NA	USD	1,369,098	02/09/27	0.40%	1D OBFR01	Monthly	$ (51,633)
Eastern Bankshares, Inc.	Merrill Lynch International		23,162,238	02/15/28	0.40%	1D OBFR01	Monthly	1,834,277
F&G Annuities & Life, Inc.	Goldman Sachs Bank USA		9,147,221	08/18/26	0.40%	1D FEDL01	Monthly	(663,628)
InvenTrust Properties Corp.	Goldman Sachs Bank USA		5,897,929	08/18/26	0.40%	1D FEDL01	Monthly	182,410
Jackson Financial, Inc., Class A	HSBC Bank PLC		9,419,506	02/09/28	0.40%	1D OBFR01	Monthly	(429,357)
Jackson Financial, Inc., Class A	JPMorgan Chase Bank NA		4,426,695	02/09/27	0.40%	1D OBFR01	Monthly	(201,776)
Lazard, Inc.	BNP Paribas SA		20,566,401	09/07/27	0.40%	1D OBFR01	Monthly	(1,098,986)
Lincoln National Corp.	Goldman Sachs Bank USA		45,309	08/18/26	0.40%	1D FEDL01	Monthly	(2,677)
Moelis & Co., Class A	JPMorgan Chase Bank NA		3,572	02/09/27	0.40%	1D OBFR01	Monthly	(171)
NETSTREIT Corp.	Goldman Sachs Bank USA		4,967,465	08/18/26	0.40%	1D FEDL01	Monthly	(18,270)
Remitly Global, Inc.	Goldman Sachs Bank USA		6,446,001	08/18/26	0.40%	1D FEDL01	Monthly	912,883
WesBanco, Inc.	BNP Paribas SA		21,932,485	09/07/27	0.40%	1D OBFR01	Monthly	1,650,885
Total long positions of equity swaps								2,113,957
Net dividends and financing fees								(74,723)
Total equity swap contracts including dividends and financing fees								$ 2,039,234

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® S&P Small-Cap 600 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 7,888,167,628	$ —	$ —	$ 7,888,167,628
Short-Term Securities
Money Market Funds	520,045,634	—	—	520,045,634
	$ 8,408,213,262	$ —	$ —	$ 8,408,213,262
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 738,976	$ 4,580,455	$ —	$ 5,319,431
Liabilities
Equity Contracts	—	(2,541,221)	—	(2,541,221)
	$ 738,976	$ 2,039,234	$ —	$ 2,778,210

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust